Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2019
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2019	2018	2019	2018
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1	12,094	12,049	12,093,909	12,048,605
Non-cumulative preference shares of US$0.01(1)	—	—	10	10
Cumulative preference shares of £1	1	1	900	900

Note:

(1)	No shares were redeemed in 2019. (2018 – 26 million shares with a total nominal value of £0.2 million were redeemed).

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares - 000s
At 1 January 2018	11,965	11,964,565
Shares issued	84	84,040
At 1 January 2019	12,049	12,048,605
Shares issued	45	45,304
At 31 December 2019	12,094	12,093,909

Schedule of non-cumulative preference shares

	Number of shares		Redemption	Redemption
Non-cumulative preference shares classified as equity	in issue	Interest rate	date on or after	price per share
Shares of US$0.01 - Series U	10,130	floating	29 September 2017	US$100,000

Note:

(1)	Preference shares where distributions are discretionary are classified as equity.

Schedule of other equity instruments

	2019	2018	2017
	£m	£m	£m
Additional Tier 1 notes (1)
US$2.0 billion 7.5% notes callable August 2020 (2)	1,278	1,278	1,278
US$1.15 billion 8% notes callable August 2025 (2)	734	734	734
US$2.65 billion 8.625% notes callable August 2021 (3)	2,046	2,046	2,046
	4,058	4,058	4,058

Notes:

(1)

The coupons on these notes are non-cumulative and payable at the company’s discretion. In the event RBS Group’s CET1 ratio falls below 7% any outstanding notes will be converted into ordinary shares at a fixed price.  While taking the legal form of debt, these notes are classified as equity under IFRS.

(2)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(3)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share.
(4)	Subordinated notes issued to limited partnerships that have in turn issued partnership preferred securities to RBS Capital Trust D that issued trust preferred securities to investors.